Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Income tax expense, net	$ 3	$ 4	$ 7
Income tax expense, net	$ 18	$ 14	$ 16